Debt (Tables) - Boost Run Holdings LLC [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Schedule of Maturities of Long Term Debt	The following table reflects the Company’s debt maturities:
2025 (remaining 3 months)	$-
2026	250
2027	750
2028	4,000
Thereafter	-
$5,000

Schedule of Fair Value Measurements of Black Scholes Model Assumptions

As discussed in Note 5 – Fair Value Measurements, the Company estimated the fair value of the Class C Units using the following Black-Scholes model assumptions on the date of grant:

August 30,
2025
Weighted average expected volatility	82.5%
Risk-free interest rate	3.8%
Dividend yield	0%
M&A expected term (years)	1.0
de-SPAC scenario (years)	0.45
M&A Discount for lack of marketability (“DLOM”)	20%
deSPAC DLOM	12.5%

During the year ended December 31, 2024, the key inputs and assumptions used in the valuation of the Profit Interest Units were as follows:

December 31, 2024
Weighted average expected term (years)	6.0
Weighted average expected volatility	77.5%
Risk-free interest rate	4.2%
Dividend yield	0%
Weighted average marketability discount	32.5%